WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
Warrants
SUMMARY OF ASSUMPTIONS USED TO ESTIMATE FAIR VALUE OF WARRANTS GRANTED

The following table summarizes the assumptions used to estimate the fair value of the warrants granted during the years ended December 31, 2022 and 2021.

	2022	2021
Expected dividend yield	0%	0%
Weighted-average expected volatility	86%	217%
Weighted-average risk-free interest rate	4.3%	2.75%
Expected life of warrants	5 years	5 years

SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS

The Company’s outstanding and exercisable warrants as of December 31, 2022 and 2021 are presented below:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life In Years	Intrinsic Value
Warrants outstanding as of December 31, 2020	82,751	$1.33	2.73	$352,951
Warrants granted	5,000	3.00	1.48	-
Warrants forfeited, expired, cancelled	(38,216)	2.51	-	-
Warrants exercised	(5,000)	3.00	-	-
Warrants outstanding as of December 31, 2021	44,535	0.32	0.95	208,078
Warrants granted	2,663,045	1.50	4.77	-
Warrants forfeited, expired, cancelled	(3,027)	3.90	-	-
Warrants exercised	(14,584)	0.06	-	-
Warrants outstanding as of December 31, 2022	2,689,969	1.50	4.72	6,731
Warrants exercisable as of December 31, 2022	2,689,969	1.50	4.72	6,731